Investment Strategy - VanEck Copper and Electrification Metals ETF	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities of Green Metals Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Clean-Tech Metals Index is a global index that tracks the performance of Green Metals Companies. “Green Metals Companies” are companies involved in the production, refining, processing and recycling of green metals. “Green metals” are metals, such as copper and certain rare earth and strategic metals, used in the applications, products and processes that enable the energy transition from fossil fuels to cleaner energy sources and technologies. To be initially eligible for the
Clean-Tech Metals Index, companies must generate at least 50% of their revenues from green metals or have at least 50% of their mineral resources related to green metals.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities of Green Metals Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.